PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks 49.9%
Oil & Gas Refining & Marketing 0.5%
New Fortress Energy, Inc.	71,784	$2,108,296
Oil & Gas Storage & Transportation 49.4%
Antero Midstream Corp.	405,470	3,896,568
Cheniere Energy, Inc.*	316,996	27,724,470
DT Midstream, Inc.*	453,089	21,055,046
Enbridge, Inc. (Canada)	363,095	14,288,960
Equitrans Midstream Corp.	936,989	8,179,914
Gibson Energy, Inc. (Canada)	300,953	5,429,152
Keyera Corp. (Canada)	242,671	5,843,415
Kinder Morgan, Inc.	497,502	8,094,358
ONEOK, Inc.	489,504	25,708,750
Pembina Pipeline Corp. (Canada)	593,857	18,082,946
Targa Resources Corp.	874,496	38,407,864
TC Energy Corp. (Canada)	134,122	6,367,779
Williams Cos., Inc. (The)	972,016	23,999,075
		207,078,297

Total Common Stocks (cost $185,801,786)		209,186,593
Master Limited Partnerships 49.3%
Oil & Gas Storage & Transportation 47.6%
Crestwood Equity Partners LP	129,278	3,406,475
DCP Midstream LP	936,597	24,407,718
Energy Transfer LP	3,911,748	36,379,256
Enterprise Products Partners LP	997,410	22,202,347
Genesis Energy LP	402,086	3,172,459
Hess Midstream LP (Class A Stock)	161,628	4,160,305
Magellan Midstream Partners LP	335,820	16,525,702
MPLX LP	971,558	27,320,211
NuStar Energy LP	313,386	5,092,522
Phillips 66 Partners LP	312,714	11,179,525
Plains All American Pipeline LP	409,561	3,821,204
Plains GP Holdings LP (Class A Stock)*	1,648,742	16,091,722
Western Midstream Partners LP	1,313,054	25,919,686
		199,679,132

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Renewable Electricity 1.7%
NextEra Energy Partners LP	89,589	$7,160,849

Total Master Limited Partnerships (cost $178,535,540)		206,839,981
Preferred Stock 0.8%
Electric Utilities
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23 (cost $3,232,629)	64,330	3,465,457

Total Long-Term Investments (cost $367,569,955)		419,492,031

Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,520,126)(wb)	3,520,126	3,520,126

TOTAL INVESTMENTS 100.8% (cost $371,090,081)		423,012,157
Liabilities in excess of other assets (0.8)%		(3,284,173)

Net Assets 100.0%		$419,727,984

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CVT—Convertible Security
LP—Limited Partnership

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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